Note 3 - Inventory - Components of Inventories (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Network equipment purchased for resale	¥ 1,093,001	¥ 658,330
Work in process	1,705,053	1,345,243
Total inventories	¥ 2,798,054	¥ 2,003,573